GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.48%
	Exchange Traded Funds - 78.12%
74,068	iShares 0-5 Year High Yield Corporate Bond ETF	$3,365,650
66,957	iShares Agency Bond ETF	8,004,709
82,129	iShares Broad USD High Yield Corporate Bond ETF (a)	3,388,643
144,396	iShares Convertible Bond ETF	13,941,434
29,351	iShares Global Tech ETF (a)	8,806,768
82,829	iShares iBoxx $ Investment Grade Corporate Bond ETF	11,441,170
118,156	Schwab Intermediate-Term U.S. Treasury ETF	6,879,042
320,316	Schwab Short-Term U.S. Treasury ETF	16,461,039
402,414	Schwab U.S. TIPS ETF (a)	24,981,861
108,467	SPDR Bloomberg Barclays High Yield Bond ETF	11,816,395
125,515	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,382,629
527,686	SPDR Portfolio Aggregate Bond ETF	16,247,452
66,472	Technology Select Sector SPDR ETF (a)	8,642,689
150,266	Vanguard Emerging Markets Government Bond ETF	12,366,892
168,138	Vanguard Intermediate-Term Corporate Bond ETF (a)	16,332,925
12,752	Vanguard Long-Term Treasury ETF (a)	1,222,407
92,117	Vanguard Total Bond Market ETF	8,123,798
403,546	Xtrackers USD High Yield Corporate Bond ETF	20,213,619
		195,619,122
	Mutual Funds - 20.36%
4,282,576	BlackRock High Yield Portfolio - Institutional Shares	33,361,270
2,947,566	Vanguard High-Yield Corporate Fund - Admiral Shares	17,626,445
		50,987,715
	Total Investment Companies (Cost $236,068,234)	246,606,837

	SHORT TERM INVESTMENTS - 0.90%
	Money Market Funds - 0.90%
2,254,388	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.03% (b)	2,254,388
	Total Short Term Investments (Cost $2,254,388)	2,254,388

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 8.86%
	Investments Purchased with Proceeds from Securities Lending Collateral - 8.86%
22,176,784	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.16% (b)	22,176,784
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $22,176,784)	22,176,784

	Total Investments (Cost $260,499,406) - 108.24%	271,038,009
	Liabilities in Excess of Other Assets - (8.24)%	(20,638,641)
	TOTAL NET ASSETS - 100.00%	$250,399,368

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2020.